Note 16 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2020	2019

Income tax expense using combined statutory rate of 26.5% (2019 - 26.5%, 2018 - 26.5%)	$38,545	$(53,128)
Permanent differences	820	1,566
Tax effect of flow through entities	-	(307)
Adjustments to tax liabilities for prior periods	882	(328)
Non-deductible stock-based compensation	3,081	2,153
Excess tax benefits related to stock-based compensation	-	(3,672)
Foreign, state and provincial tax rate differential	(7,463)	(2,402)
Settlement of long-term incentive arrangement	-	83,310
Other taxes	-	(45)
Provision for income taxes as reported	$35,865	$27,147

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2020	2019

Canada	$19,166	$(323,100)
United States	126,289	122,616
Total	$145,455	$(200,484)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2020	2019

Current
Canada	$3,300	$369
United States	49,759	33,978
	53,059	34,347

Deferred
Canada	1,350	(1,620)
United States	(18,544)	(5,580)
	(17,194)	(7,200)

Total	$35,865	$27,147

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2020	2019

Deferred income tax assets
Loss carry-forwards	$1,441	$2,788
Expenses not currently deductible	39,415	23,283
Stock-based compensation	-	749
Allowance for doubtful accounts	5,535	3,860
Inventory and other reserves	865	3,024
	47,256	33,704

Deferred income tax liabilities
Depreciation and amortization	83,676	86,072
Basis differences of partnerships and other entities	769	793
Prepaid and other expenses deducted for tax purposes	1,505	1,276
	85,950	88,141

Net deferred income tax asset (liability) before valuation allowance	(38,694)	(54,437)
Valuation allowance	603	965

Net deferred income tax asset (liability)	$(39,297)	$(55,402)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2020	2019	2020	2019	2020	2019

Canada	$1,364	$4,430	$-	$-	$1,364	$4,430
United States	13,733	18,615	11,417	15,840	2,316	2,775